Taxation (Tables)	3 Months Ended
Mar. 31, 2026
Taxation [Abstract]
Schedule of Income Tax Benefit

The income tax benefit consisted of the following components:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Current income tax expense	$58	$119
Deferred income tax (benefit)/expense	(142)	329
Total income tax (benefit)/expense	$(84)	$448

Schedule of Benefit for Income Taxes and the Provision at the PRC, Mainland Statutory Rate

A reconciliation between the Group’s actual benefit for income taxes and the provision at the PRC, mainland statutory rate, is as follows:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
(Loss)/Income before income tax expense	$(3,731)	$2,008
Computed income tax benefit with statutory tax rate	(932)	502
Additional deduction for research and development expenses	(95)	(158)
Tax effect of preferred tax rate	254	(646)
Tax effect of favorable tax rates on small-scale and low-profit entities	140	(36)
Tax effect of non-deductible items	26	21
Changes in valuation allowance	523	765
Income tax (benefit)/expense	$(84)	$448

Schedule of Deferred Tax Assets

As of December 31, 2025 and March 31, 2026, the significant components of the deferred tax assets are summarized below:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,815	$5,894
Temporary difference in research and development costs	2,995	3,033
Accrued expense	408	414
Net operating loss carried forward	11,961	12,896
Share-based compensation	538	546
Allowance for credit losses	4,033	3,754
Total deferred tax assets	25,750	26,537
Valuation allowance	(13,803)	(14,756)
Deferred tax assets, net of valuation allowance	$11,947	$11,781

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Balance at the beginning of the period	$13,840	$13,803
(Reversals)/Additions	(642)	763
Foreign currency translation adjustments	605	190
Balance at the end of the period	$13,803	$14,756

Schedule of Net Operating Loss Carryforwards

As of March 31, 2026, net operating loss carryforwards will expire, if unused, in the following amounts:

2026	$4,679
2027	17,419
2028	14,836
2029	6,920
2030	7,062
2031	3,597
Indefinite	82,378
Total	$136,891